UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL  60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL  60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 28, 2011 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 98.5%
	Aerospace Product & Parts Manufacturing - 0.9%
5,400	Honeywell International, Inc.	$312,714

	Agriculture, Construction & Mining Machinery Manufacturing - 1.9%
2,800	FMC Technologies, Inc. (a)	263,340
5,100	National Oilwell Varco Inc.	405,807
		669,147
	Air Freight & Logistics - 1.0%
4,900	United Parcel Service, Inc. - Class B	361,620

	Architectural, Engineering & Related Services - 1.2%
18,400	McDermott International, Inc. (a)(b)	422,280

	Audio & Video Equipment Manufacturing - 0.3%
2,400	Harman International Industries, Inc.	116,736

	Basic Chemical Manufacturing - 0.3%
2,300	Cameco Corp. (b)	93,702

	Beverage Manufacturing - 0.6%
3,200	The Coca Cola Co.	204,544

	Biotechnology - 0.9%
4,000	Waters Corp. (a)	332,200

	Building Equipment Contractors - 0.3%
5,300	Quanta Services, Inc. (a)	120,893

	Building Material & Supplies Dealers - 0.8%
4,600	Fastenal Co.	285,798

	Chemical Product & Preparation Manufacturing - 0.3%
800	CARBO Ceramics Inc.	99,176

	Chemicals - 0.4%
1,700	The Mosaic Co.	145,945

	Commercial Services - 0.7%
7,900	Robert Half International, Inc.	252,010

	Communications Equipment Manufacturing - 3.6%
14,700	Cisco Systems, Inc. (a)	272,832
2,000	Plantronics, Inc.	69,780
3,700	Polycom, Inc. (a)	176,860
3,300	QUALCOMM, Inc.	196,614
3,300	Research In Motion Ltd. (a)(b)	218,262
6,800	Trimble Navigation Ltd. (a)	334,220
		1,268,568
	Computer & Peripheral Equipment Manufacturing - 1.3%
1,300	Apple Inc. (a)	459,173

	Computer Systems Design & Related Services - 1.6%
7,000	Accenture PLC - Class A (b)	360,360
3,400	Amdocs Ltd. (a)(b)	101,456
9,100	Internet Capital Group, Inc. (a)	124,579
		586,395
	Data Processing, Hosting & Related Services - 1.3%
3,900	Automatic Data Processing, Inc.	195,000
3,900	Juniper Networks, Inc. (a)	171,600
6,100	Total System Services, Inc.	108,275
		474,875
	Electrical Equipment & Component Manufacturing - 1.7%
5,400	ABB Ltd. - ADR (b)	132,354
6,000	A.O. Smith Corp.	242,400
9,600	Corning Inc.	221,376
		596,130
	Electronic Shopping & Mail-Order Houses - 0.4%
800	Amazon.com, Inc. (a)	138,632

	Elementary & Secondary Schools - 0.7%
1,700	Strayer Education, Inc.	233,648

	Employment Services - 0.6%
3,400	Manpower, Inc.	215,900

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.5%
1,700	Cummins, Inc.	171,904

	Footwear Manufacturing - 0.5%
5,000	Wolverine World Wide, Inc.	183,800

	Freight Transportation Arrangement - 1.2%
2,100	C.H. Robinson Worldwide, Inc.	152,019
3,600	Expeditors International of Washington, Inc.	172,080
1,200	FedEx Corp.	108,024
		432,123
	General Purpose Machinery Manufacturing - 0.8%
5,100	Illinois Tool Works Inc.	275,910

	Health & Personal Care Stores - 0.6%
3,600	Express Scripts, Inc. (a)	202,392

	Home Furnishings Stores - 0.7%
3,700	Bed Bath & Beyond, Inc. (a)	178,155
2,400	Williams-Sonoma, Inc.	86,616
		264,771
	Industrial Machinery Manufacturing - 3.9%
25,500	ASML Holding N.V. - NY Reg. Shares - ADR (b)	1,111,800
5,100	Lam Research Corp. (a)	279,990
		1,391,790
	Information Services - 1.3%
730	Google Inc. (a)	447,782

	Insurance & Employee Benefit Funds - 0.4%
2,800	AMERIGROUP Corp. (a)	160,580

	Internet & Catalog Retail - 1.1%
11,200	eBay Inc. (a)	375,256

	Land Subdivision - 0.4%
5,400	The St. Joe Co. (a)	144,612

	Lawn & Garden Equipment & Supplies Stores - 0.3%
1,800	MSC Industrial Direct Co., Inc.	113,742

	Management of Companies & Enterprises - 0.3%
3,100	Foster Wheeler AG (a)(b)	112,096

	Manufacturing & Reproducing Magnetic & Optical Media - 0.3%
8,200	Activision Blizzard, Inc. (a)	91,184

	Medical & Diagnostic Laboratories - 0.3%
1,100	Laboratory Corp. of America Holdings (a)	99,143

	Medical Equipment & Supplies Manufacturing - 4.2%
1,600	Alcon, Inc. (b)	264,688
1,600	Baxter International Inc.	85,040
3,500	Becton, Dickinson & Co.	280,000
1,600	C.R. Bard, Inc.	156,416
9,000	DENTSPLY International, Inc.	336,330
2,000	STERIS Corp.	67,700
2,300	The Estee Lauder Co. Inc.	217,143
1,700	Thermo Fisher Scientific, Inc. (a)	94,894
		1,502,211
	Metal Ore Mining - 13.2%
4,800	Agnico-Eagle Mines Ltd. (b)	337,680
5,900	AngloGold Ashanti Ltd. - ADR (b)	288,156
4,700	Barrick Gold Corp. (b)	248,254
2,300	BHP Billiton Ltd. - ADR (b)	217,580
2,500	Compania de Minas Buenaventura S.A. - ADR (b)	116,675
14,500	Eldorado Gold Corp. (b)	247,370
1,900	Freeport-McMoRan Copper & Gold, Inc.	100,605
5,400	Gold Fields Ltd. - ADR (b)	96,714
10,200	Gold Resource Corp.	280,500
8,900	Goldcorp, Inc. (b)	425,509
27,500	Golden Star Resources Ltd. (a)(b)	86,900
5,900	IAMGOLD Corp. (b)	125,080
17,500	International Tower Hill Mines Ltd. (a)	162,750
11,700	Ivanhoe Mines Ltd. (a)	330,525
27,500	Kinross Gold Corp. (b)	436,150
4,700	Pan American Silver Corp. (b)	183,770
3,000	Randgold Resources Ltd. - ADR (b)	242,850
7,600	Silver Wheaton Corp. (b)	323,380
2,100	Southern Copper Corp.	88,872
5,500	Vale SA - ADR (b)	188,265
13,100	Yamana Gold Inc. (b)	166,763
		4,694,348
	Motor Vehicle Parts Manufacturing - 1.8%
7,000	Johnson Controls, Inc.	285,600
2,000	Lennox International Inc.	97,000
4,500	WABCO Holdings, Inc. (a)	262,935
		645,535
	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 2.2%
1,000	Badger Meter, Inc.	39,310
2,900	Danaher Corp.	146,740
4,200	FLIR Systems, Inc. (a)	135,660
2,700	Illumina, Inc. (a)	187,380
5,400	St. Jude Medical, Inc.	258,552
		767,642
	Nonmetallic Mineral Mining & Quarrying - 0.9%
5,100	Potash Corp. of Saskatchewan Inc. (b)	314,160

	Office Administrative Services - 1.0%
4,300	Gartner, Inc. (a)	162,196
6,300	Paychex, Inc.	211,869
		374,065
	Oil & Gas Extraction - 2.4%
1,100	Apache Corp.	137,082
4,000	Continental Resources, Inc. (a)	278,120
1,700	Devon Energy Corp.	155,448
1,100	EOG Resources, Inc.	123,541
4,600	Southwestern Energy Co. (a)	181,608
		875,799
	Other Chemical Product & Preparation Manufacturing - 1.6%
8,400	Emerson Electric Co.	501,144
2,000	WD-40 Co.	81,320
		582,464
	Other Fabricated Metal Product Manufacturing - 0.2%
1,000	Parker Hannifin Corp.	89,180

	Other General Merchandise Stores - 1.0%
6,200	O'Reilly Automotive, Inc. (a)	344,596

	Other General Purpose Machinery Manufacturing - 1.9%
9,400	Aixtron AG - ADR (b)	393,766
3,900	Gardner Denver Inc.	285,246
		679,012
	Other Information Services - 1.0%
21,000	Yahoo! Inc. (a)	344,400

	Other Professional, Scientific &Technical Services - 1.2%
5,100	IHS, Inc. - Class A (a)	426,870

	Outpatient Care Centers - 0.6%
12,600	America Service Group, Inc.	230,328

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 1.0%
5,200	Monsanto Co.	373,828

	Petroleum & Coal Products Manufacturing - 1.7%
1,200	Chevron Corp.	124,500
5,800	Exxon Mobil Corp.	496,074
		620,574
	Pharmaceutical & Medicine Manufacturing - 7.9%
3,100	Allergan, Inc.	229,927
7,100	Ardea Biosciences, Inc. (a)	188,221
44,000	Durect Corp. (a)	142,560
2,400	Gilead Sciences, Inc. (a)	93,552
5,400	IDEXX Laboratories, Inc. (a)	419,580
9,600	Impax Laboratories, Inc. (a)	197,664
7,400	MAP Pharmaceuticals, Inc. (a)	119,362
4,100	Mead Johnson Nutrition Co.	245,385
2,600	Merck & Co., Inc.	84,682
1,800	Novo Nordisk A/S - ADR (b)	227,988
5,000	Salix Pharmaceuticals, Ltd. (a)	166,700
3,300	Shire PLC - ADR (b)	280,533
3,800	United Therapeutics Corp. (a)	256,234
3,600	Vertex Pharmaceuticals Inc. (a)	168,012
		2,820,400
	Plastics Product Manufacturing - 0.8%
5,300	Raven Industries, Inc.	287,578

	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 1.1%
5,600	Henry Schein, Inc. (a)	386,288

	Scientific Research & Development Services - 5.0%
3,400	Alexion Pharmaceuticals, Inc. (a)	327,352
3,100	Celgene Corp. (a)	164,610
12,500	Covance, Inc. (a)	705,375
19,500	Incyte Corp. (a)	266,760
10,300	Ironwood Pharmaceuticals, Inc. (a)	125,969
5,300	The Babcock & Wilcox Co. (a)	178,981
		1,769,047
	Semiconductor & Other Electronic Component Manufacturing - 5.4%
1,700	Cree, Inc. (a)	89,539
26,200	Intersil Corp. - Class A	335,098
30,000	JDS Uniphase Corp. (a)	740,100
7,400	Microchip Technology Inc.	273,134
7,800	Texas Instruments Inc.	277,758
6,000	Xilinx, Inc.	199,500
		1,915,129
	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.5%
800	Colgate-Palmolive Co.	62,816
2,200	Ecolab, Inc.	107,008
		169,824
	Software Publishers - 3.9%
10,400	Adobe Systems, Inc. (a)	358,800
3,400	Informatica Corp. (a)	159,834
1,600	McAfee, Inc. (a)	76,720
10,200	Microsoft Corp.	271,116
13,900	Nuance Communications, Inc. (a)	259,374
7,600	Oracle Corp.	250,040
		1,375,884
	Support Activities for Air Transportation - 0.4%
4,000	Grupo Aeroportuario del Pacifico SAB de CV - ADR (b)	152,160

	Support Activities for Mining - 1.2%
5,500	Halliburton Co.	258,170
1,900	Schlumberger Ltd. (b)	177,498
		435,668
	Support Activities for Water Transportation - 0.2%
1,000	Tidewater Inc.	62,210

	Textiles, Apparel & Luxury Goods - 0.7%
3,000	Nike, Inc. - Class B	267,090

	Utility System Construction - 0.3%
1,400	Fluor Corp.	99,064

	Waste Treatment & Disposal - 0.3%
6,200	US Ecology, Inc.	104,222

	Wired Telecommunications Carriers - 1.5%
9,100	America Movil SAB de C.V. - Series L - ADR (b)	522,522

	TOTAL COMMON STOCKS (Cost $32,063,802)	35,089,269

	PREFERRED STOCKS - 1.1%
	Metal Ore Mining - 1.1%
12,800	Vale SA - ADR (b)	383,616

	TOTAL PREFERRED STOCKS (Cost $375,296)	383,616

	Total Investments (Cost $32,439,098) - 99.6%	35,472,885
	Other Assets in Excess of Liabilities - 0.4%	128,715
	TOTAL NET ASSETS - 100.0%	$35,601,600

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$32,439,098
Gross unrealized appreciation on investments	3,410,577
Gross unrealized depreciation on investments	(376,790)
Net unrealized appreciation on investments	$3,033,787

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	35,089,269	—	—	35,089,269
Preferred Stocks	383,616	—	—	383,616
Total*	35,472,885	—	—	35,472,885

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Derivatives and Hedging Activities at February 28, 2011

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By /s/  Bassam Osman
Bassam Osman, President

Date  April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Bassam Osman
Bassam Osman, President

Date  April 26, 2011

By /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date  April 26, 2011